Finance Income and Finance Costs	12 Months Ended
Mar. 31, 2019
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Finance Income and Finance Costs
29.	Finance Income and Finance Costs

The components of “Finance income” and “Finance costs” are as follows:

(1)	Finance income

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018	Year ended March 31, 2017
Interest income	6,028	5,710	6,241
Other	76	1,933	81

Total	6,104	7,644	6,322

Interest income is generated mainly from financial assets measured at amortized cost.

(2)	Finance costs

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018	Year ended March 31, 2017
Interest expense	19,133	21,339	19,292
Other	3,311	3,245	2,293

Total	22,445	24,584	21,586

Interest expense is generated mainly from financial liabilities measured at amortized cost.